Statements of Cash Flows (Parenthetical) - EUR (€) € in Millions	Jun. 30, 2019	Jun. 30, 2018
Memorandum Items [Abstract]
Cash	€ 7,606	€ 6,540
Cash equivalents at central banks	80,471	84,721
Other financial assets	16,027	16,426
Total cash and cash equivalents	€ 104,104	€ 107,687